STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

March 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.4%
Automobiles & Components - .9%
Stoneridge, Inc.	130,582	[a]	2,441,883
Banks - 7.1%
BankUnited, Inc.	136,634		3,085,196
First Bancorp/Puerto Rico	454,578		5,191,281
First Interstate BancSystem, Inc., Cl. A	92,477		2,761,363
First Merchants Corp.	80,386		2,648,719
Synovus Financial Corp.	108,847		3,355,753
Texas Capital Bancshares, Inc.	47,720	[a]	2,336,371
			19,378,683
Capital Goods - 9.2%
EnerSys	42,898		3,726,978
Flowserve Corp.	86,889		2,954,226
Fluor Corp.	268,696	[a,b]	8,305,393
Matrix Service Co.	306,052	[a]	1,652,681
SiteOne Landscape Supply, Inc.	11,165	[a]	1,528,154
Spirit AeroSystems Holdings, Inc., Cl. A	132,598	[a]	4,578,609
Terex Corp.	28,398		1,373,895
Titan Machinery, Inc.	35,866	[a]	1,092,120
			25,212,056
Commercial & Professional Services - 1.4%
The Brink's Company	56,496		3,773,933
Consumer Discretionary Distribution - 3.0%
Citi Trends, Inc.	48,171	[a]	916,212
Designer Brands, Inc., Cl. A	203,430	[b]	1,777,978
Ollie's Bargain Outlet Holdings, Inc.	92,851	[a]	5,379,787
			8,073,977
Consumer Durables & Apparel - 2.6%
Allbirds, Inc., Cl. A	396,319	[a]	475,583
GoPro, Inc., Cl. A	539,230	[a]	2,712,327
Topgolf Callaway Brands Corp.	186,600	[a]	4,034,292
			7,222,202
Consumer Services - 5.9%
Bloomin' Brands, Inc.	198,003		5,078,777
Bright Horizons Family Solutions, Inc.	22,882	[a]	1,761,685
Genius Sports Ltd.	785,672	[a,b]	3,912,647
Papa John's International, Inc.	31,662	[b]	2,372,434
Six Flags Entertainment Corp.	111,402	[a,b]	2,975,547
			16,101,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.4% (continued)
Consumer Staples Distribution - 1.8%
The Chefs' Warehouse, Inc.	143,012	[a]	4,869,559
Energy - 8.3%
CNX Resources Corp.	284,210	[a,b]	4,553,044
Dril-Quip, Inc.	125,229	[a,b]	3,592,820
Expro Group Holdings NV	63,897	[a]	1,173,149
Frontline PLC	124,377	[b]	2,059,683
PBF Energy, Inc., Cl. A	114,262		4,954,400
Transocean Ltd.	231,219	[a,b]	1,470,553
Viper Energy Partners LP	175,707		4,919,796
			22,723,445
Financial Services - 4.1%
Essent Group Ltd.	111,536		4,467,017
PJT Partners, Inc., Cl. A	63,496		4,583,776
PRA Group, Inc.	54,019	[a]	2,104,580
			11,155,373
Health Care Equipment & Services - 12.7%
Acadia Healthcare Co., Inc.	60,146	[a]	4,345,548
Globus Medical, Inc., Cl. A	49,898	[a]	2,826,223
Merit Medical Systems, Inc.	26,041	[a]	1,925,732
ModivCare, Inc.	34,673	[a]	2,915,306
Omnicell, Inc.	35,525	[a]	2,084,252
Privia Health Group, Inc.	221,220	[a]	6,107,884
R1 RCM, Inc.	350,072	[a,b]	5,251,080
Select Medical Holdings Corp.	164,986		4,264,888
TransMedics Group, Inc.	67,334	[a]	5,099,204
			34,820,117
Household & Personal Products - 1.9%
Spectrum Brands Holdings, Inc.	79,755		5,281,376
Insurance - 2.6%
BRP Group, Inc., Cl. A	132,873	[a]	3,382,947
The Hanover Insurance Group, Inc.	28,264		3,631,924
			7,014,871
Materials - 5.1%
Alamos Gold, Inc., Cl. A	789,894		9,660,404
Largo, Inc.	275,901	[a]	1,429,167
Tronox Holdings PLC	195,230		2,807,407
			13,896,978
Media & Entertainment - 3.3%
Eventbrite, Inc., Cl. A	387,469	[a]	3,324,484
Magnite, Inc.	462,882	[a]	4,286,287
World Wrestling Entertainment, Inc., Cl. A	16,427		1,499,128
			9,109,899

Description		Shares		Value ($)
Common Stocks - 94.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.3%
Alkermes PLC		260,982	[a]	7,357,083
Denali Therapeutics, Inc.		138,350	[a]	3,187,584
Insmed, Inc.		136,306	[a]	2,324,017
Pacific Biosciences of California, Inc.		137,898	[a]	1,596,859
				14,465,543
Real Estate Management & Devel - 1.3%
Colliers International Group, Inc.		34,481		3,639,470
Semiconductors & Semiconductor Equipment - 1.2%
MaxLinear, Inc.		94,513	[a]	3,327,803
Software & Services - 4.8%
DoubleVerify Holdings, Inc.		136,268	[a]	4,108,480
Edgio, Inc.		1,318,233	[a]	1,042,854
JFrog Ltd.		214,578	[a]	4,227,187
Zuora, Inc., Cl. A		373,019	[a]	3,685,428
				13,063,949
Technology Hardware & Equipment - 4.9%
ADTRAN Holdings, Inc.		277,228		4,396,836
Extreme Networks, Inc.		228,635	[a]	4,371,501
Itron, Inc.		83,541	[a]	4,632,348
Ondas Holdings, Inc.		93,380	[a,b]	100,850
				13,501,535
Transportation - 1.3%
SkyWest, Inc.		163,691	[a]	3,629,029
Utilities - 5.7%
Atlantica Sustainable Infrastructure PLC		60,940	[b]	1,801,386
Clearway Energy, Inc., Cl. C		215,373	[b]	6,747,636
NextEra Energy Partners LP		116,408		7,071,786
				15,620,808
Total Common Stocks (cost $255,091,677)				258,323,579

Exchange-Traded Funds - 2.1%
Registered Investment Companies - 2.1%
iShares Russell 2000 ETF (cost $6,033,811)		31,752	[b]	5,664,557
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,869,827)	4.89	8,869,827	[c]	8,869,827

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $7,687,055)	4.89	7,687,055	[c]	7,687,055
Total Investments (cost $277,682,370)		102.5%		280,545,018
Liabilities, Less Cash and Receivables		(2.5%)		(6,902,521)
Net Assets		100.0%		273,642,497

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $21,477,044 and the value of the collateral was $21,691,617, consisting of cash collateral of $7,687,055 and U.S. Government & Agency securities valued at $14,004,562. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	258,323,579	-	-	258,323,579
Exchange-Traded Funds	5,664,557	-	-	5,664,557
Investment Companies	16,556,882	-	-	16,556,882

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2023, accumulated net unrealized appreciation on investments was $2,862,648, consisting of $43,550,545 gross unrealized appreciation and $40,687,897 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.